Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of Estimated Economic Life of the Intangible Assets	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	31,525	-	-	31,525

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	37,629	-	-	37,629

Schedule of Forth Types of Revenue for Periods

The following table sets forth types of our revenue for the periods indicated:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Live streaming - consumable virtual items revenue	1,886,179	1,420,258	1,317,601	180,510
Live streaming - time based virtual item revenue	27,683	25,004	24,935	3,416
Technical services and others	39,395	19,609	20,848	2,857
Total revenue	1,953,257	1,464,871	1,363,384	186,783

Schedule of Sets Forth Revenue by Platforms	The following table sets forth our revenue by platforms for the periods indicated:
	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Showself	521,155	334,186	330,271	45,246
Lehai	241,851	263,517	330,279	45,248
Haixiu	317,953	245,049	271,809	37,238
Beelive	545,296	304,730	212,035	29,049
Hongle	287,607	297,780	198,142	27,145
Technical services and others	39,395	19,609	20,848	2,857
TOTAL	1,953,257	1,464,871	1,363,384	186,783